Off-balance Sheet Items (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Credit Exposure
The credit exposure for these transactions is detailed below.

	12.31.19	12.31.18
Agreed Credits	19,951,554	22,993,896
Documentary Export and Import Credits	2,596,376	1,661,462
Guarantees Granted	16,133,160	25,063,345
Liabilities for Foreign Trade Operations	1,702,021	360,905

Schedule of Fees and Commissions Related to Credit Exposure
The fees and commissions related to the items mentioned above as of the indicated dates were as follows:

	12.31.19	12.31.18
For Agreed Credits	103,819	186,929
For Documentary Export and Import Credits	90,956	105,963
For Guarantees Granted	240,639	126,205

Schedule of Counter-guarantees, Classified by Type
To grant guarantees to our customers, we may require counter-guarantees, which, classified by type, amount to:

	12.31.19	12.31.18
Other Preferred Guarantees Received	929,660	10,455,207
Other Guarantees Received	523,786	455,901

Schedule of Credit Risk by Probability of Default
The risk of loss in these offsetting transactions is not significant.

	12.31.19	12.31.18
Values to be Debited	5,370,342	5,304,698
Values to be Credited	6,755,857	6,836,124
Values for Collection	38,507,579	42,497,530

Schedule of Amounts of Trust Funds and Securities Held in Custody
The Group acts as trustee by virtue of trust agreements to secure obligations derived from several agreements between parties. The amounts of trust funds and securities held in custody as of the indicated dates are as follows:

	12.31.19	12.31.18
Trust Funds	6,963,520	9,027,701
Securities Held in Escrow	465,282,723	664,627,687